UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08162

Name of Fund: Master Investment Portfolio

  International TILTS Master Portfolio

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, Master Investment

            Portfolio, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 537-4942

Date of fiscal year end: 12/31/2014

Date of reporting period: 03/31/2014

Item 1 – Schedule of Investments

Schedule of Investments March 31, 2014 (Unaudited)	International Tilts Master Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Australia — 10.9%
Amcor Ltd.	662,208	$6,398,231
Ansell Ltd.	63,310	1,081,692
Aristocrat Leisure Ltd.	234,374	1,171,018
Arrium Ltd.	97,064	122,127
Australia & New Zealand Banking Group Ltd.	425,291	13,083,198
BHP Billiton Ltd.	192,867	6,537,274
BlueScope Steel Ltd. (a)	167,959	957,218
Brambles Ltd.	79,188	681,336
Caltex Australia Ltd.	67,698	1,385,240
carsales.com Ltd.	185,285	1,869,055
Commonwealth Bank of Australia	1,042	75,013
Crown Resorts Ltd.	30,065	464,990
CSL Ltd.	152,890	9,875,415
CSR Ltd.	6,839	22,328
Dexus Property Group	425,947	420,040
DuluxGroup Ltd.	122,438	651,953
Fortescue Metals Group Ltd.	444,345	2,175,459
Goodman Group	126,904	558,144
Iluka Resources Ltd.	24,700	227,444
Insurance Australia Group Ltd.	118,580	613,304
JB Hi-Fi Ltd.	70,411	1,223,684
Macquarie Group Ltd.	102,116	5,506,288
Mount Gibson Iron Ltd.	33,447	28,333
National Australia Bank Ltd.	228,831	7,544,588
Nine Entertainment Co. Holdings Ltd.	237,713	515,343
Perpetual Ltd.	1,524	70,848
Platinum Asset Management Ltd.	33,964	235,634
Primary Health Care Ltd.	322,173	1,410,484
Regis Resources Ltd.	115,126	242,396
Rio Tinto Ltd.	27,548	1,624,855
Santos Ltd.	162,419	2,036,187
Sonic Healthcare Ltd.	26,305	421,434
Stockland	54,007	188,131
Suncorp Group Ltd.	68,449	819,157
Super Retail Group Ltd.	5,031	51,598
Sydney Airport	6,535	25,427
Telstra Corp. Ltd.	2,614,116	12,326,715
Wesfarmers Ltd.	18,756	718,646
Westfield Group	839,024	7,991,909
Westpac Banking Corp.	563,170	18,107,409
Woolworths Ltd.	274,818	9,113,492

		118,573,037
Austria — 0.2%
OMV AG	533	24,194
Voestalpine AG	41,168	1,811,753

		1,835,947
Belgium — 2.8%
Ageas	178,591	7,963,249
Anheuser-Busch InBev NV	166,975	17,585,006

Common Stocks	Shares	Value
Belgium (concluded)
bpost SA	200,654	$4,492,002
Groupe Bruxelles Lambert SA	6,413	640,660

		30,680,917
Bermuda — 0.0%
Catlin Group Ltd.	44,352	397,867
Hiscox Ltd.	5,323	60,522

		458,389
China — 0.3%
Air China Ltd., Class H	70,000	41,450
Biostime International Holdings Ltd.	10,500	72,144
China Communications Construction Co. Ltd., Class H	836,000	584,687
China Oilfield Services Ltd., Class H	24,000	56,587
China Pacific Insurance Group Co. Ltd., Class H	8,400	30,074
China Petroleum & Chemical Corp. Class H	38,000	33,990
China Railway Construction Corp. Ltd., Class H	396,000	335,758
China Railway Group Ltd., Class H	147,000	68,688
China Telecom Corp. Ltd., Class H	126,000	58,145
CNOOC Ltd.	24,000	36,336
Country Garden Holdings Co. Ltd.	462,000	192,836
Datang International Power Generation Co. Ltd., Class H	114,000	41,624
Dongfeng Motor Group Co. Ltd., Class H	10,000	14,184
FIH Mobile Ltd. (a)	150,000	82,886
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd.	16,000	54,418
Guangzhou R&F Properties Co. Ltd., Class H	5,200	7,528
Huaneng Power International, Inc., Class H	296,000	284,108
Industrial & Commercial Bank of China Ltd., Class H	109,000	67,196
Jiangxi Copper Co. Ltd., Class H	40,000	67,403
Kingsoft Corp. Ltd.	7,000	27,723
PetroChina Co. Ltd., Class H	256,000	278,075
Sihuan Pharmaceutical Holdings Group Ltd.	103,000	124,430
Sinopec Shanghai Petrochemical Co. Ltd., Class H	212,000	54,764
Tencent Holdings Ltd.	3,500	244,301
Tingyi Cayman Islands Holding Corp.	30,000	86,179
Want Want China Holdings Ltd.	34,000	50,868

MASTER INVESTMENT PORTFOLIO	MARCH 31, 2014	1

Schedule of Investments (continued)	International Tilts Master Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
China (concluded)
Zhuzhou CSR Times Electric Co. Ltd., Class H	10,000	$33,763
Zijin Mining Group Co. Ltd., Class H	200,000	42,452

		3,072,597
Denmark — 2.5%
A.P. Moeller — Maersk A/S, Class A	2	23,017
A.P. Moeller-Maersk A/S, Class B	260	3,111,875
Coloplast A/S, Class B	13,540	1,094,723
D/S Norden A/S	72,014	3,070,631
Genmab A/S (a)	10,974	445,094
GN Store Nord A/S	14,527	360,611
Jyske Bank A/S (a)	29,894	1,638,468
Novo Nordisk A/S, Class B	213,437	9,718,262
Novozymes A/S, Class B	12,999	571,423
Pandora A/S	65,335	4,311,999
Royal UNIBREW	782	130,157
Sydbank A/S (a)	19,343	494,577
Topdanmark A/S (a)	720	20,949
Tryg A/S	2,871	283,991
Vestas Wind Systems A/S (a)	44,728	1,793,324

		27,069,101
Finland — 2.3%
Fortum OYJ	11,491	261,204
Kesko OYJ, Class B	17,799	776,122
Neste Oil OYJ	385,087	7,851,621
Nokia OYJ (a)	301,881	2,221,062
Pohjola Bank PLC, Class A	7,488	166,703
Sampo OYJ, Class A	242,182	12,571,592
UPM-Kymmene OYJ	55,898	956,354

		24,804,658
France — 6.7%
Aeroports de Paris	1,313	163,647
Air Liquide SA	2,858	387,030
Alcatel-Lucent (a)	219,178	863,179
ArcelorMittal	49,740	802,758
AtoS	14,139	1,277,723
AXA SA	146,395	3,803,156
BioMerieux	1,428	156,635
BNP Paribas SA	62,579	4,824,786
Bollore SA	66	41,825
Bureau Veritas SA	2,374	72,813
Cap Gemini SA	54,295	4,110,482
Cie Generale des Etablissements Michelin	61,307	7,664,279
CNP Assurances	38,437	814,098
Compagnie de Saint-Gobain	594	35,862
Credit Agricole SA (a)	209,176	3,296,662
Danone SA	479	33,840
Dassault Systemes SA	237	27,733
EDF SA	4,504	178,091

Common Stocks	Shares	Value
France (concluded)
Euler Hermes SA	538	$67,941
Eurofins Scientific SE	616	184,137
Fonciere Des Regions	2,569	237,912
GDF Suez	9,419	257,657
Groupe Fnac	573	29,594
Havas SA	39,349	294,335
Hermes International	126	41,908
Iliad SA	16,433	4,738,325
Ingenico	20,669	1,931,788
Ipsen SA	1,224	50,133
JCDecaux SA	1,572	68,799
L’Oreal SA	3,267	538,991
Lagardere S.C.A.	83,633	3,319,444
Metropole Television SA	174,141	3,788,104
Natixis	321,606	2,361,938
Orpea	1,086	71,853
Plastic Omnium SA	34,409	1,275,839
Safran SA	78,678	5,450,773
Sanofi	7,060	737,763
Schneider Electric SA	192	17,016
SCOR SE	9,939	348,117
Societe BIC SA	397	52,149
Societe Generale SA	35,759	2,201,165
Technicolor SA, Registered Shares (a)	55,374	399,457
Teleperformance	4,587	265,801
Thales SA	103,895	6,889,276
Total SA	62,907	4,140,823
Valeo SA	19,659	2,768,644
Vinci SA	6,389	474,251
Wendel SA	3,843	597,422
Zodiac Aerospace	13,717	484,637

		72,640,591
Germany — 8.5%
Aareal Bank AG (a)	868	38,234
Allianz SE, Registered Shares	8,833	1,492,942
Aurubis AG	12,199	662,616
BASF SE	54,533	6,068,034
Bayer AG, Registered Shares	10,447	1,414,770
Bayerische Motoren Werke AG	3,104	392,240
Beiersdorf AG	11,422	1,114,031
Continental AG	51,517	12,354,672
Daimler AG, Registered Shares	50,624	4,788,970
Deutsche Lufthansa AG, Registered Shares (a)	13,008	341,063
Deutsche Telekom AG, Registered Shares	232,481	3,772,136
Deutz AG (a)	97,302	820,926
Dialog Semiconductor PLC (a)	13,770	340,406
DMG Mori Seiki AG	7,212	221,452
Duerr AG	25,391	1,961,049
E.ON SE	12,900	251,938

2	MASTER INVESTMENT PORTFOLIO	MARCH 31, 2014

Schedule of Investments (continued)	International Tilts Master Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Germany (concluded)
Evonik Industries AG	668	$26,043
Freenet AG (a)	198,098	6,933,519
Fresenius Medical Care AG & Co. KGaA	34,378	2,405,315
Fresenius SE & Co. KGaA	3,926	616,259
Generali Deutschland Holding AG	172	26,894
Hugo Boss AG	154	20,505
KUKA AG	16,913	828,735
LEG Immobilien AG (a)	1,106	72,529
MAN SE	255	32,505
Merck KGaA	66,566	11,210,128
Morphosys AG (a)	36,668	3,410,103
Muenchener Rueckversicherungs AG, Registered Shares	417	91,122
Nordex SE (a)	154,858	2,502,778
NORMA Group AG	359	19,028
Osram Licht AG (a)	34,411	2,231,267
Porsche Automobil Holding SE, Preference Shares	16,100	1,655,198
ProSiebenSat.1 Media AG, Registered Shares	190,169	8,722,895
Rheinmetall AG	14,795	1,041,663
RWE AG	8,007	324,921
SAP AG	19,110	1,550,119
Siemens AG, Registered Shares	10,334	1,393,670
Stada Arzneimittel AG	9,809	420,178
Suedzucker AG	998	28,463
Talanx AG	10,815	389,032
Telefonica Deutschland Holding AG	53,762	429,056
TUI AG	148,902	2,484,077
United Internet AG, Registered Shares	169,091	7,931,525
Volkswagen AG	258	65,455
Wincor Nixdorf AG	3,597	258,522
Wirecard AG	398	16,526

		93,173,509
Hong Kong — 1.8%
AIA Group Ltd.	18,800	89,416
Belle International Holdings Ltd.	60,000	59,983
BOC Hong Kong Holdings Ltd.	10,000	28,554
Cheung Kong Infrastructure Holdings Ltd.	13,000	83,140
China Resources Land Ltd.	10,000	22,002
China Resources Power Holdings Co. Ltd.	8,000	20,898
CSPC Pharmaceutical Group Ltd.	38,000	33,662
Galaxy Entertainment Group Ltd. (a)	184,000	1,605,980
Geely Automobile Holdings Ltd.	4,905,000	1,933,829
GOME Electrical Appliances Holding Ltd.	129,000	21,830
Hanergy Solar Group Ltd. (a)(b)	1,056,000	166,095

Common Stocks	Shares	Value
Hong Kong (concluded)
Hongkong Land Holdings Ltd.	444,000	$2,875,808
Jardine Strategic Holdings Ltd.	5,000	179,518
Kerry Properties Ltd.	19,500	65,031
Li & Fung Ltd.	118,000	174,861
The Link REIT	5,000	24,656
MGM China Holdings Ltd.	70,400	248,726
Power Assets Holdings Ltd.	151,000	1,310,617
Sands China Ltd.	820,000	6,149,950
Shimao Property Holdings Ltd.	18,500	40,726
Sino Biopharmaceutical Ltd.	596,000	508,750
SJM Holdings Ltd.	505,000	1,422,704
Swire Pacific Ltd., Class A	2,000	23,360
Techtronic Industries Co.	14,000	39,089
Truly International Holdings	1,010,000	681,306
Wheelock & Co. Ltd.	163,000	638,820
Wynn Macau Ltd.	109,200	454,510
Xinyi Glass Holdings Ltd.	786,000	641,193

		19,545,014
Ireland — 0.7%
C&C Group PLC	3,307	21,545
DCC PLC	57,157	3,106,431
Glanbia PLC	3,154	48,404
Greencore Group PLC	23,084	106,102
James Hardie Industries SE	47,861	639,330
Kentz Corp. Ltd.	5,494	68,992
Kerry Group PLC, Class A	1,689	128,931
Paddy Power PLC	380	30,109
Shire PLC	67,599	3,346,507

		7,496,351
Israel — 0.1%
Azrieli Group	2,567	89,825
Bank Hapoalim BM	18,433	105,234
Bank Leumi Le-Israel BM (a)	12,313	48,058
Clal Insurance Enterprises Holdings Ltd. (a)	768	15,251
Elbit Systems Ltd.	643	39,163
First International Bank of Israel Ltd.	3,382	55,968
Harel Insurance Investments & Financial Services Ltd.	4,427	26,832
Migdal Insurance & Financial Holding Ltd.	16,698	28,576
Mizrahi Tefahot Bank Ltd.	4,236	57,942
NICE Systems Ltd.	865	38,573
Ormat Industries	6,033	45,786
Osem Investments Ltd.	3,232	75,951
Paz Oil Co. Ltd.	386	58,274
Shikun & Binui Ltd.	13,720	33,775
Shufersal Ltd.	7,465	29,851
Strauss Group Ltd.	3,817	69,046

MASTER INVESTMENT PORTFOLIO	MARCH 31, 2014	3

Schedule of Investments (continued)	International Tilts Master Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Israel (concluded)
Teva Pharmaceutical Industries Ltd.	1,152	$60,711

		878,816
Italy — 2.4%
A2A SpA	104,893	135,801
Ansaldo STS SpA	1,395	16,360
Assicurazioni Generali SpA	8,158	181,838
Azimut Holding SpA	1,942	69,375
Banca Generali SpA	1,240	40,945
Banca Popolare dell’Emilia Romagna (a)	3,836	48,372
Banca Popolare di Milano Scarl (a)	978,733	985,682
Brembo SpA	21,901	829,048
Fiat SpA (a)	187,311	2,183,721
Gtech SpA	26,375	801,312
Intesa Sanpaolo SpA	1,793,135	6,084,452
Mediobanca SpA (a)	113,408	1,298,122
Mediolanum SpA	27,866	263,003
Parmalat SpA	233,330	803,956
Prysmian SpA	41,981	1,044,711
Recordati SpA	1,239	21,678
Safilo Group SpA (a)	537	11,380
Salvatore Ferragamo SpA	14,432	424,592
Snam SpA	396,829	2,324,435
Terna — Rete Elettrica Nazionale SpA	11,350	60,743
UniCredit SpA	885,779	8,096,934
Unione di Banche Italiane ScpA	10,748	101,405
Unipol Gruppo Finanziario SpA	22,196	173,779
Yoox SpA (a)	9,249	316,456

		26,318,100
Japan — 21.5%
The 77 Bank Ltd.	3,000	13,475
ABC-Mart, Inc.	700	30,367
Activia Properties, Inc.	4	32,172
Adastria Holdings Co. Ltd.	9,500	238,006
ADEKA Corp.	3,100	35,667
Advance Residence Investment Corp.	239	508,600
Aisin Seiki Co. Ltd.	500	18,048
Amada Co. Ltd.	43,000	302,528
Aozora Bank Ltd.	156,000	444,164
Asahi Group Holdings Ltd.	158,600	4,446,477
Asahi Kasei Corp.	161,000	1,091,677
Astellas Pharma, Inc.	85,600	1,016,292
Autobacs Seven Co. Ltd.	2,300	35,464
Avex Group Holdings, Inc.	14,900	262,079
Bridgestone Corp.	11,900	421,744
Calbee, Inc.	51,100	1,204,046
Canon Marketing Japan, Inc.	1,500	20,580
Canon, Inc.	151,400	4,698,823

Common Stocks	Shares	Value
Japan (continued)
Casio Computer Co. Ltd.	7,300	$86,315
Central Japan Railway Co.	35,800	4,181,830
Century Tokyo Leasing Corp.	1,000	28,038
Chubu Electric Power Co., Inc. (a)	24,200	284,725
The Chugoku Electric Power Co., Inc.	400	5,566
Citizen Holdings Co. Ltd.	68,400	514,221
COLOPL, Inc. (a)	49,600	1,310,406
COMSYS Holdings Corp.	7,400	115,854
Cosmos Pharmaceutical Corp.	700	81,709
Credit Saison Co. Ltd.	112,200	2,231,350
The Dai-ichi Life Insurance Co. Ltd.	58,000	843,729
Daicel Corp.	178,000	1,459,372
Daifuku Co. Ltd.	38,000	469,373
Daikin Industries Ltd.	62,600	3,510,573
Daikyo, Inc.	134,000	268,754
Daito Trust Construction Co. Ltd.	2,200	203,782
Daiwa House Industry Co. Ltd.	129,000	2,190,191
Daiwa Securities Group, Inc.	273,000	2,371,891
Dena Co. Ltd.	53,100	959,178
Denso Corp.	22,600	1,083,813
DIC Corp.	7,000	18,371
Digital Garage, Inc.	43,600	743,962
Disco Corp.	2,400	149,369
DMG Mori Seiki Co. Ltd.	4,200	53,109
Dowa Holdings Co. Ltd.	58,000	483,884
Ebara Corp.	4,000	25,058
Electric Power Development Co. Ltd.	2,100	59,063
Enplas Corp.	10,600	594,628
F@N Communications, Inc.	36,300	647,968
FamilyMart Co. Ltd.	12,200	536,508
Fuji Heavy Industries Ltd.	116,000	3,141,265
Fuji Oil Co. Ltd/Osaka	4,100	52,505
FUJIFILM Holdings Corp.	30,100	807,942
Fujikura Ltd.	330,000	1,506,143
Fujitsu General Ltd.	76,000	734,704
GLP J-REIT	23	23,120
GMO internet, Inc.	112,700	1,122,016
GungHo Online Entertainment, Inc.	28,500	154,925
Hakuhodo DY Holdings, Inc.	6,000	41,788
Hankyu Hanshin Holdings, Inc.	133,000	723,534
Haseko Corp.	3,500	21,887
Hikari Tsushin, Inc.	1,600	135,128
Hino Motors Ltd.	65,600	971,549
Hirose Electric Co. Ltd.	1,800	247,470
Hitachi Capital Corp.	5,300	113,206
Hitachi Chemical Co. Ltd.	6,200	84,337
Hitachi Kokusai Electric, Inc.	32,000	384,670
Hitachi Ltd.	3,000	22,206
Hitachi Transport System Ltd.	1,700	27,653
Honda Motor Co. Ltd.	38,900	1,368,761
Horiba Ltd.	11,700	441,886

4	MASTER INVESTMENT PORTFOLIO	MARCH 31, 2014

Schedule of Investments (continued)	International Tilts Master Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Japan (continued)
Isuzu Motors Ltd.	12,000	$68,901
IT Holdings Corp.	6,600	108,287
Ito En Ltd.	19,200	429,452
ITOCHU Corp.	393,600	4,605,288
Izumi Co. Ltd.	15,800	467,159
Japan Airlines Co. Ltd.	36,900	1,816,017
Japan Exchange Group, Inc.	16,900	413,100
Japan Retail Fund Investment Corp.	17	33,503
The Japan Steel Works Ltd.	11,000	49,396
Japan Tobacco, Inc.	287,800	9,033,293
K’s Holdings Corp.	5,700	158,148
Kakaku.com, Inc.	26,700	434,082
Kaken Pharmaceutical Co. Ltd.	26,000	411,011
Kamigumi Co. Ltd.	3,000	29,148
Kanamoto Co. Ltd.	10,100	295,551
The Kansai Electric Power Co., Inc. (a)	28,600	293,162
Kao Corp.	12,900	456,840
Kawasaki Kisen Kaisha Ltd.	24,000	51,850
KDDI Corp.	171,700	9,969,754
Keihan Electric Railway Co. Ltd.	6,000	23,949
Keyence Corp.	5,000	2,059,833
Kikkoman Corp.	69,000	1,302,558
Kinden Corp.	3,000	29,027
Kirin Holdings Co. Ltd.	2,000	27,679
Kissei Pharmaceutical Co. Ltd.	7,700	190,824
Kobayashi Pharmaceutical Co. Ltd.	2,100	121,126
Kobe Steel Ltd.	321,000	425,983
Kokuyo Co. Ltd.	3,700	27,020
Komatsu Ltd.	223,600	4,687,675
Konica Minolta Holdings, Inc.	7,000	65,489
Kose Corp.	1,100	36,168
Kubota Corp.	140,000	1,860,676
Kuraray Co. Ltd.	97,400	1,114,370
KYB Co. Ltd.	111,000	468,754
Kyocera Corp.	28,300	1,275,414
KYORIN Holdings, Inc.	1,700	32,402
Kyowa Exeo Corp.	11,800	151,532
Kyushu Electric Power Co., Inc. (a)	6,900	84,362
Lawson, Inc.	14,100	997,705
Lintec Corp.	51,300	977,857
M3, Inc.	32,200	528,065
Maeda Road Construction Co. Ltd.	18,000	250,571
Maruichi Steel Tube Ltd.	11,500	297,611
Matsumotokiyoshi Holdings Co. Ltd.	1,200	38,289
Mazda Motor Corp.	416,000	1,848,123
Micronics Japan Co. Ltd.	800	33,949
Miraca Holdings, Inc.	13,000	569,484
Mitsubishi Corp.	27,100	502,700
Mitsubishi Electric Corp.	201,000	2,262,615
Mitsubishi Estate Co Ltd.	5,000	118,728
Common Stocks	Shares	Value
Japan (continued)
Mitsubishi Gas Chemical Co. Inc.	117,000	$659,575
Mitsubishi Heavy Industries Ltd.	364,000	2,106,240
Mitsubishi Materials Corp.	454,000	1,286,640
Mitsubishi Shokuhin Co. Ltd.	900	20,357
Mitsubishi UFJ Financial Group, Inc.	1,664,600	9,166,587
Mitsui Mining & Smelting Co. Ltd.	146,000	337,000
Mochida Pharmaceutical Co. Ltd.	400	28,642
Monex Group, Inc.	156,200	607,121
Mori Trust Sogo REIT, Inc.	73	110,168
MS&AD Insurance Group Holdings, Inc.	91,000	2,083,100
Nexon Co. Ltd.	243,200	2,042,426
Nichirei Corp.	8,000	33,757
Nikkiso Co. Ltd.	13,200	146,937
Nippo Corp.	36,000	496,617
Nippon Kayaku Co. Ltd.	10,000	112,415
Nippon Meat Packers Inc.	166,000	2,471,045
Nippon Paint Co. Ltd.	56,000	847,923
Nippon Prologis REIT, Inc.	156	314,896
Nippon Soda Co. Ltd.	7,000	37,919
Nippon Steel & Sumitomo Metal	327,000	892,310
Nippon Telegraph & Telephone Corp.	172,700	9,384,795
Nippon Television Network Corp.	7,500	122,533
Nishi-Nippon Railroad Co. Ltd.	9,000	34,007
Nissan Chemical Industries Ltd.	7,500	112,275
Nissan Motor Co. Ltd.	62,800	559,757
Nisshin Steel Holdings Co. Ltd.	1,000	8,566
Nissin Foods Holdings Co. Ltd.	1,900	85,745
Nitori Holdings Co. Ltd.	600	26,038
Nomura Holdings, Inc.	1,053,000	6,754,869
Nomura Real Estate Holdings, Inc.	139,800	2,676,797
Nomura Research Institute Ltd.	6,000	189,278
NTT Data Corp.	50,200	1,948,107
Obic Co. Ltd.	84,800	2,675,971
Okasan Securities Group, Inc.	6,000	50,551
Oki Electric Industry Co. Ltd.	16,000	34,155
Omron Corp.	40,100	1,659,206
Oriental Land Co. Ltd.	47,200	7,175,412
ORIX Corp.	187,900	2,648,259
Osaka Gas Co. Ltd.	11,000	41,574
OSG Corp.	28,500	493,713
Otsuka Corp.	200	26,086
Otsuka Holdings Co. Ltd.	300,700	8,995,510
Park24 Co. Ltd.	1,700	32,302
Pigeon Corp.	33,200	1,495,902
Resorttrust, Inc.	40,900	633,550
Ricoh Co. Ltd.	234,800	2,721,990
Rohm Co. Ltd.	6,900	308,101
Rohto Pharmaceutical Co. Ltd.	8,600	151,861
Ryohin Keikaku Co. Ltd.	2,700	260,330
Sanrio Co. Ltd.	17,200	580,583

MASTER INVESTMENT PORTFOLIO	MARCH 31, 2014	5

Schedule of Investments (continued)	International Tilts Master Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Japan (continued)
Santen Pharmaceutical Co. Ltd.	18,900	$836,270
Sapporo Holdings Ltd.	13,000	51,062
Sawai Pharmaceutical Co. Ltd.	24,300	1,488,784
Secom Co. Ltd.	6,800	390,899
Sekisui House Ltd.	254,500	3,147,674
Senshu Ikeda Holdings, Inc.	72,500	330,764
Seven & I Holdings Co. Ltd.	14,600	556,325
Shimano, Inc.	300	30,176
Shin-Etsu Chemical Co. Ltd.	5,800	330,634
Shinko Electric Industries Co. Ltd.	49,600	357,087
Shionogi & Co. Ltd.	118,400	2,188,860
Ship Healthcare Holdings, Inc.	600	22,998
SHO-BOND Holdings Co. Ltd.	3,300	145,654
Showa Shell Sekiyu KK	397,400	3,548,443
SMC Corp.	700	184,613
Start Today Co. Ltd.	34,100	872,354
Sumitomo Mitsui Construction Co. Ltd. (a)	1,114,100	1,167,630
Sumitomo Osaka Cement Co. Ltd.	142,000	586,786
Tadano Ltd.	288,000	3,735,327
Taiheiyo Cement Corp.	342,000	1,231,660
Taikisha Ltd.	1,100	23,898
Taisho Pharmaceutical Holdings Co. Ltd.	600	48,323
Takeda Pharmaceutical Co. Ltd.	94,200	4,458,691
TDK Corp.	17,900	746,467
Tohoku Electric Power Co. Inc.	8,400	86,385
Tokai Rika Co. Ltd.	33,700	566,289
Tokai Tokyo Financial Holdings, Inc.	18,700	156,830
Tokio Marine Holdings, Inc.	180,000	5,398,267
The Tokyo Electric Power Co. Inc. (a)	115,100	463,094
Tokyo Ohka Kogyo Co. Ltd.	1,500	33,114
Tokyo Seimitsu Co. Ltd.	22,900	402,992
TonenGeneral Sekiyu KK	19,000	167,646
Topcon Corp.	2,900	47,460
Toshiba Plant Systems & Services Corp.	1,600	23,862
Toshiba TEC Corp.	7,000	39,864
Tosoh Corp.	37,000	142,523
Toyo Tire & Rubber Co. Ltd.	31,000	219,811
Toyoda Gosei Co. Ltd.	2,400	45,946
Toyota Industries Corp.	11,300	543,091
Toyota Motor Corp.	198,400	11,188,531
Trend Micro, Inc.	114,300	3,531,458
TS Tech Co. Ltd.	24,500	741,765
Unicharm Corp.	500	26,678
United Arrows Ltd.	18,800	696,762
UNY Group Holdings Co. Ltd.	27,200	161,609
Wacoal Holdings Corp.	3,000	30,636
West Japan Railway Co.	3,300	134,694
Yahoo! Japan Corp.	252,000	1,234,532
Common Stocks	Shares	Value
Japan (concluded)
Yakult Honsha Co. Ltd.	4,600	$230,909
Yamaha Motor Co. Ltd.	1,700	27,122
Yamazaki Baking Co. Ltd.	13,000	153,711
Zeon Corp.	228,000	2,061,540

		234,721,972
Luxembourg — 0.0%
RTL Group SA	3,639	414,446
Mauritius — 0.0%
Essar Energy PLC (a)	59,253	66,996
Netherlands — 2.7%
CNH Industrial NV (a)	68,174	784,606
Heineken Holding NV	7,997	516,368
Nutreco NV	39,351	1,748,826
QIAGEN NV (a)	4,271	89,714
Randstad Holding NV	20,830	1,219,152
Reed Elsevier NV	55,560	1,202,126
Royal Dutch Shell PLC, A Shares	294,397	10,756,884
Royal Dutch Shell PLC, Class A	115,666	4,226,179
Royal Dutch Shell PLC, Class B	198,896	7,764,981
SBM Offshore NV (a)	3,844	69,950
TomTom NV (a)	2,884	19,465
Unilever NV CVA	17,513	720,390

		29,118,641
New Zealand — 0.0%
Auckland International Airport Ltd.	14,170	46,881
Contact Energy Ltd.	10,113	46,710
Fisher & Paykel Healthcare Corp. Ltd.	9,681	35,710
Kiwi Income Property Trust	35,696	34,541
Ryman Healthcare Ltd.	7,086	53,875
Vector Ltd.	27,948	59,022
The Warehouse Group Ltd.	5,354	14,963

		291,702
Norway — 4.1%
DnB NOR ASA	531,097	9,228,534
DNO International ASA (a)	1,211,524	4,621,637
Fred Olsen Energy ASA	96,258	3,209,492
Gjensidige Forsikring ASA	26,684	541,790
Opera Software ASA	70,427	917,047
Petroleum Geo-Services ASA	180,193	2,192,338
REC Silicon ASA (a)	1,488,376	967,093
Statoil ASA	380,573	10,737,758
Storebrand ASA (a)	474,586	2,733,028
Subsea 7 SA	4,597	85,448
Telenor ASA	394,855	8,739,258

6	MASTER INVESTMENT PORTFOLIO	MARCH 31, 2014

Schedule of Investments (continued)	International Tilts Master Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Norway (concluded)
Yara International ASA	27,159	$1,202,973

		45,176,396
Portugal — 0.1%
CTT-Correios de Portugal SA	49,999	548,677
Jeronimo Martins SGPS SA	1,466	24,600
Sonae	22,258	41,788

		615,065
Singapore — 0.4%
CapitaMall Trust	514,000	773,378
ComfortDelGro Corp. Ltd.	467,000	738,705
DBS Group Holdings Ltd.	36,000	463,825
Ezion Holdings Ltd.	69,000	118,701
Global Logistic Properties Ltd.	84,000	177,277
Golden Agri-Resources Ltd.	181,000	82,808
IGG, Inc. (a)	14,000	12,694
Keppel Corp. Ltd.	144,000	1,249,292
SembCorp Marine Ltd.	7,000	22,569
Singapore Technologies Engineering Ltd.	50,000	152,122
Singapore Telecommunications Ltd.	18,000	52,321
Venture Corp. Ltd.	34,000	201,821
Yangzijiang Shipbuilding Holdings Ltd.	5,000	4,302

		4,049,815
Spain — 4.2%
Abertis Infraestructuras SA	52,358	1,196,647
ACS Actividades de Construccion y Servicios SA	100,982	3,970,447
Amadeus IT Holding SA, Class A	198,821	8,262,021
Banco Popular Espanol SA	6,261	47,343
Banco Santander SA	189,719	1,811,087
Bankinter SA	541,734	4,361,836
CaixaBank SA	149,315	961,147
Duro Felguera SA	3,413	23,367
Ebro Foods SA	11,093	256,691
EDP Renovaveis SA	22,364	148,867
Ferrovial SA	90,822	1,968,817
Gamesa Corp. Tecnologica SA (a)	446,930	4,859,149
Gas Natural SDG SA	67,629	1,902,636
Grifols SA	12,005	657,905
Iberdrola SA	827,875	5,793,022
Inditex SA	22,998	3,450,371
International Consolidated Airlines Group SA (a)	62,436	435,680
Repsol SA	194,796	4,974,970
Telefonica SA	13,639	216,134
Common Stocks	Shares	Value
Spain (concluded)
Zardoya Otis SA	2,426	$41,348

		45,339,485
Sweden — 4.2%
Hennes & Mauritz AB, Class B	186,725	7,963,862
Holmen AB, B Shares	2,108	77,358
Intrum Justitia AB	138,423	3,777,596
Investment AB Kinnevik, Class B	3,930	145,178
Investor AB, Class B	36,493	1,321,870
Meda AB, A Shares	30,549	470,057
Nordea Bank AB	154,010	2,184,725
Skandinaviska Enskilda Banken AB, Class A	903,694	12,414,303
Swedbank AB, Class A	187,907	5,044,497
Swedish Orphan Biovitrum AB (a)	3,771	41,379
Telefonaktiebolaget LM Ericsson, Class B	649,146	8,657,881
Trelleborg AB, B Shares	157,358	3,175,864

		45,274,570
Switzerland — 6.1%
Actelion Ltd., Registered Shares (a)	16,908	1,602,343
Aryzta AG (a)	1,033	91,343
Baloise Holding AG, Registered Shares	23,349	2,939,195
Barry Callebaut AG, Registered Shares (a)	65	87,659
Basilea Pharmaceutica (a)	404	46,159
Cie Financiere Richemont SA, Registered Shares	46,829	4,473,957
EMS-Chemie Holding AG, Registered Shares	215	81,251
Flughafen Zuerich AG, Registered Shares	1,119	720,167
Geberit AG, Registered Shares	1,181	386,988
Georg Fischer AG, Registered Shares (a)	5,027	3,900,622
Glencore Xstrata PLC (a)	58,171	300,062
Logitech International SA	63,176	943,924
Lonza Group AG, Registered Shares (a)	1,189	121,319
Nestle SA, Registered Shares	129,388	9,738,981
Novartis AG, Registered Shares	115,991	9,848,555
OC Oerlikon Corp. AG, Registered Shares (a)	269,110	4,536,899
Pargesa Holding SA, Bearer Shares	182	15,763
PSP Swiss Property AG (a)	231	21,711
Roche Holding AG	72,931	21,934,996
Sika AG	5	20,453
STMicroelectronics NV (a)	5,815	53,887
Swiss Life Holding AG, Registered Shares (a)	9,447	2,323,178
Swiss Re AG (a)	23,005	2,135,190

MASTER INVESTMENT PORTFOLIO	MARCH 31, 2014	7

Schedule of Investments (continued)	International Tilts Master Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Switzerland (concluded)
Swisscom AG, Registered Shares	29	$17,817
Transocean Ltd.	7,212	297,350
Wolseley PLC	3,376	192,355

		66,832,124
United Kingdom — 14.5%
Aberdeen Asset Management PLC	10,048	65,489
Admiral Group PLC	668	15,906
Afren PLC (a)	86,408	203,588
African Barrick Gold PLC	50,293	220,675
Amlin PLC	2,888	23,314
Ashtead Group PLC	1,971	31,303
ASOS PLC (a)	3,123	269,953
Associated British Foods PLC	491	22,783
AstraZeneca PLC	66,722	4,325,385
Babcock International Group PLC	248,324	5,576,480
Barclays PLC	892,355	3,472,583
Barratt Developments PLC	106,189	731,928
Bellway PLC	701	19,407
BG Group PLC	25,512	476,291
BHP Billiton PLC	14,225	439,249
Bodycote PLC	4,664	62,790
Booker Group PLC	25,926	71,416
BP PLC	458,728	3,685,902
British American Tobacco PLC	3,703	206,575
British Sky Broadcasting Group PLC	568,605	8,654,783
Britvic PLC	549,547	6,802,291
BT Group PLC	1,189,731	7,566,365
Bunzl PLC	5,042	134,434
Burberry Group PLC	109,528	2,546,452
The Capita Group PLC	102,137	1,867,571
Centrica PLC	2,171,266	11,945,116
Close Brothers Group PLC	55,873	1,317,115
Cobham PLC	99,518	496,828
Daily Mail & General Trust PLC, Non-Voting A Shares	9,368	135,785
De La Rue PLC	1,904	25,881
Debenhams PLC	25,724	34,295
Derwent London PLC	9,484	428,736
Diageo PLC	6,034	187,410
Direct Line Insurance Group PLC	7,436	29,443
Dixons Retail PLC (a)	1,771,093	1,455,174
Domino’s Pizza Group PLC	3,257	29,975
Drax Group PLC	69,545	889,200
easyJet PLC	225,418	6,451,241
Filtrona PLC	1,418	20,666
Foxtons Group PLC (a)	33,416	200,720
GlaxoSmithKline PLC	110,454	2,945,292
Great Portland Estates PLC	50,525	531,912
Greene King PLC	13,501	203,432
Halma PLC	36,570	351,515
Hammerson PLC	81,850	756,681

Common Stocks	Shares	Value
United Kingdom (continued)
Hikma Pharmaceuticals PLC	2,102	$58,197
Howden Joinery Group PLC	392,614	2,438,180
HSBC Holdings PLC	524,910	5,314,931
IG Group Holdings PLC	33,573	351,507
Imperial Tobacco Group PLC	3,006	121,555
Intermediate Capital Group PLC	57,387	396,276
International Consolidated Airlines Group SA	5,877	40,888
International Personal Finance PLC	3,301	28,216
ITV PLC	1,959,734	6,261,386
J. Sainsbury PLC	879,978	4,640,491
Jazztel PLC (a)	165,473	2,517,651
Lancashire Holdings Ltd.	2,677	30,527
Land Securities Group PLC	1,459	24,866
Legal & General Group PLC	468,306	1,598,853
Lloyds Banking Group PLC (a)	8,366,334	10,466,447
Lonmin PLC (a)	146,205	698,520
Merlin Entertainments PLC (a)(c)	6,000	37,711
Mitie Group PLC	6,590	35,767
Mondi PLC	2,400	42,057
National Grid PLC	15,814	217,310
Next PLC	6,633	729,966
Pace PLC	19,586	147,175
Paragon Group of Cos. PLC	229,338	1,576,950
Polyus Gold International Ltd.	12,474	42,528
Provident Financial PLC	50,808	1,680,872
Qinetiq Group PLC	217,443	821,360
Randgold Resources Ltd.	611	45,864
Reckitt Benckiser Group PLC	9,881	806,339
Resolution Ltd.	6,305	31,413
Rexam PLC	2,218	18,024
Rightmove PLC	22,618	995,298
Rio Tinto PLC	27,227	1,518,388
Rolls-Royce Holdings PLC (a)	877	15,699
Rotork PLC	336	14,851
Royal Mail PLC (a)	86,299	811,187
Schroders PLC	31,584	1,369,780
Severn Trent PLC	1,049	31,881
Shaftesbury PLC	3,393	37,248
SIG PLC	7,216	24,227
Smith & Nephew PLC	90,473	1,374,093
Spirax-Sarco Engineering PLC	17,504	844,453
SSE PLC	420,646	10,303,328
St. James’s Place PLC	11,798	162,578
Stagecoach Group PLC	4,962	32,686
Standard Life PLC	351,134	2,212,227
SuperGroup PLC (a)	569	16,224
TalkTalk Telecom Group PLC	3,090	16,533
Tate & Lyle PLC	255,933	2,850,467
Taylor Wimpey PLC	255,423	502,087
Telecity Group PLC	91,569	1,067,054
Thomas Cook Group PLC (a)	924,333	2,781,376
Tui Travel PLC	354,418	2,589,870

8	MASTER INVESTMENT PORTFOLIO	MARCH 31, 2014

Schedule of Investments (continued)	International Tilts Master Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
United Kingdom (concluded)
Unilever PLC	3,766	$161,070
United Utilities Group PLC	9,524	125,280
Vedanta Resources PLC	78,258	1,179,669
Vodafone Group PLC	1,289,328	4,741,273
WH Smith PLC	1,421	28,505
Whitbread PLC	420	29,153
William Hill PLC	911,611	5,186,565
WM Morrison Supermarkets PLC	115,854	411,946

		158,586,153
Total Long-Term Investments (Cost — $1,038,729,539) — 97.0%		1,057,034,392

Short-Term Securities
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.13% (d)(e)(f)	3,563,673	3,563,673
Short-Term Securities	Shares	Value
BlackRock Cash Funds: Prime, SL Agency Shares, 0.10% (d)(e)(f)	158,581	$158,581
Total Short-Term Securities (Cost — $3,722,254) — 0.3%		3,722,254
Total Investments (Cost — $1,042,451,793) — 97.3%		1,060,756,646
Other Assets Less Liabilities — 2.7%		28,951,102

Net Assets — 100.0%		$1,089,707,748

Notes to Schedule of Investments

*	As of March 31, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$1,043,288,093

Gross unrealized appreciation	$38,605,080
Gross unrealized depreciation	(21,136,527)

Net unrealized appreciation	$17,468,553

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	All or a portion of security was purchased with the cash collateral from loaned securities.

(e)	Represents the current yield as of report date.

(f)	Investments in issuers considered to be an affiliate of the Master Portfolio during the period ended March 31, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2013	Net Activity		Shares Held at March 31, 2014	Income
BlackRock Cash Funds: Prime, SL Agency Shares	—	158,581	[1]	158,581	$1,664
BlackRock Cash Funds: Institutional, SL Agency Shares	6,130,217	(2,566,544)[2]		3,563,673	$2,342

[1]	Represents net shares purchased.

[2]	Represents net shares sold.

Portfolio Abbreviations

FTSE	Financial Times Stock Exchange
REIT	Real Estate Investment Trust

MASTER INVESTMENT PORTFOLIO	MARCH 31, 2014	9

Schedule of Investments (continued)	International Tilts Master Portfolio

•	Financial futures contracts outstanding as of March 31, 2014 were as follows:

Contracts Purchased	Issue	Exchange	Expiration	Notional Value		Unrealized Appreciation (Depreciation)
100	Nikkei 225 Index	Chicago Mercantile	June 2014	USD	7,176,767	$(97,631)
21	SPI 200 Index	Australian Securities Exchange	June 2014	USD	2,625,772	11,656
237	Euro Stoxx 50 Index	Eurex Mercantile	June 2014	USD	10,121,591	237,307
67	FTSE 100 Index	Euronext Liffe	June 2014	USD	7,309,028	(10,626)
32	Swiss Market Index	UBS Securities LLC	June 2014	USD	3,015,938	58,320
Total						$199,026

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and derivative financial instruments, please refer to the Master Portfolio’s most recent financial statements as contained in its annual report.

The following tables summarize the Master Portfolio’s investments and derivative financial instruments categorized in the disclosure hierarchy as of March 31, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
Australia	—	$118,573,037	$—	$118,573,037
Austria	$—	1,835,947	—	1,835,947

10	MASTER INVESTMENT PORTFOLIO	MARCH 31, 2014

Schedule of Investments (continued)	International Tilts Master Portfolio

	Level 1	Level 2	Level 3	Total
Assets (continued):
Investments (continued):
Common Stocks (continued):
Belgium	4,492,002	$26,188,915	—	$30,680,917
Bermuda	$60,522	397,867	—	458,389
China	—	3,072,597	—	3,072,597
Denmark	130,157	26,938,944	—	27,069,101
Finland	8,112,825	16,691,833	—	24,804,658
France	8,712,658	63,927,933	—	72,640,591
Germany	26,894	93,146,615	—	93,173,509
Hong Kong	166,095	19,378,919	—	19,545,014
Ireland	3,411,413	4,084,938	—	7,496,351
Israel	—	878,816	—	878,816
Italy	21,678	26,296,422	—	26,318,100
Japan	—	234,721,972	—	234,721,972
Luxembourg	—	414,446	—	414,446
Mauritius	—	66,996	—	66,996
Netherlands	—	29,118,641	—	29,118,641
New Zealand	34,541	257,161	—	291,702
Norway	85,448	45,090,948	—	45,176,396
Portugal	—	615,065	—	615,065
Singapore	—	4,049,815	—	4,049,815
Spain	—	45,339,485	—	45,339,485
Sweden	—	45,274,570	—	45,274,570
Switzerland	—	66,832,124	—	66,832,124
United Kingdom	8,826,873	149,759,280	—	158,586,153
Short-Term Investment Securities	3,722,254	—	—	3,722,254

Total	$37,803,360	$1,022,953,286	$—	$1,060,756,646

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Equity contracts	$307,283	—	—	$307,283
Liabilities:
Equity contracts	(108,257)	—	—	(108,257)

Total	$199,026			$199,026

[1]   Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The carrying amount for certain of the Master Portfolio’s assets and/or liabilities approximates fair value for financial reporting purposes. As of March 31, 2014, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$301	—	—	$301
Cash pledged for financial futures contracts	1,492,000	—	—	1,492,000
Foreign currency at value	20,780,021	—	—	20,780,021
Liabilities:
Collateral on securities loaned at value	—	$(165,300)		(165,300)

Total	$22,272,322	(165,300)	—	$22,107,022

MASTER INVESTMENT PORTFOLIO	MARCH 31, 2014	11

Schedule of Investments (concluded)	International Tilts Master Portfolio

Certain foreign securities are fair valued utilizing an external pricing service to reflect any significant market movements between the time the Master Portfolio values such foreign securities and the earlier closing of foreign markets. Such fair valuations are categorized as Level 2 in the disclosure hierarchy. As of March 31, 2013, securities with a value of $10,053,333 were systematically fair valued due to significant market movements, but were not valued using systematic fair values as of March 31, 2014. Therefore, these securities were transferred from Level 2 to Level 1 during the period March 31, 2013 to March 31, 2014.

12	MASTER INVESTMENT PORTFOLIO	MARCH 31, 2014

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

  Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Master Investment Portfolio

By:	/s/ John M. Perlowski
John M. Perlowski Chief Executive Officer (principal executive officer) of
Master Investment Portfolio

Date: May 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski Chief Executive Officer (principal executive officer) of
Master Investment Portfolio

Date: May 23, 2014

By:	/s/ Neal J. Andrews
Neal J. Andrews Chief Financial Officer (principal financial officer) of
Master Investment Portfolio

Date: May 23, 2014